General and Administrative Expenses	12 Months Ended
Dec. 31, 2023
General and Administrative Expenses [Abstract]
General and administrative expenses

Note 22 — General and administrative expenses

Included within general and administrative expenses are the following expenses.

	2023	2022	2021
	EUR	EUR	EUR
Advertising and marketing expenses	323,651	17,566	1,210
Audit fees	151,486	-	-
Bad debt expenses	582,467	5,261	-
Bank and other charges	18,100	4,424	2,718
Cleaning expenses	-	8,888	9,250
Depreciation and amortization	297,385	96,311	68,881
Director’s payments (included in note 23)	194,042	118,699	58,164
Travel and entertainment expenses	370,758	33,651	13,172
Insurance	83,566	3,190	1,680
Listing fee	-	47,464	-
Office supplies, arena cleaning and administrative expenses	433,875	10,453	36,158
Professional and consultancy services - third parties	1,775,457	643,825	47,020
Professional and consultancy services - related parties	-	46,000	-
Expenses on short term leases	112,950	2,951	3,597
Share based expense	190,086	-	-
Sponsorship - related party	-	100,000	30,000
Staff costs	340,241	38,993	-
Stamp duties and other taxes	712,377	5,214	2,089
Subscriptions	-	427	5,454
Transportation and accommodation	67,096	39,466	11,613
Utilities and rent	58,961	3,344	1,729
Contingent consideration expenses	39,000	-	-
Player management expenses	387,781	-	-
Training and development expenses	44,551	-	-
Player registration and deletion	1,693	-	-
Warrant expense	198,209	-	-
Repairs and maintenance expenses	28,858	-	-
Other administrative expenses	5,192	72,746	23,934
	6,417,782	1,298,873	316,669